Inventories - Summary of Provision Recorded for Adjustment to Realizable Value (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of Inventory Provision Recorded for Adjustments to Realizable Value [Line Items]
Beginning balance	$ 19.9
Ending balance	17.2	$ 19.9
Aircraft [member]
Reconciliation of Inventory Provision Recorded for Adjustments to Realizable Value [Line Items]
Beginning balance	(19.9)	(25.4)	$ (8.0)
Additions	(8.2)	(14.0)	(18.8)
Disposals	10.9	19.5	1.4
Ending balance	$ (17.2)	$ (19.9)	$ (25.4)